Northern Lights Fund Trust

         Leader Short-Term Bond Fund

        Leader Total Return Fund

Incorporated herein by reference is the definitive version of the supplement for Leader Short-Term Bond Fund and Leader Total Return Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on October 1, 2014, (SEC Accession No. 0000910472-14-004428).